Annual Total Returns [BarChart] - AMG GW&K ESG Bond Fund - Class N	May 24, 2021
Bar Chart Table:
Annual Return 2011	6.06%
Annual Return 2012	12.04%
Annual Return 2013	1.06%
Annual Return 2014	5.81%
Annual Return 2015	(2.15%)
Annual Return 2016	5.15%
Annual Return 2017	6.77%
Annual Return 2018	(1.82%)
Annual Return 2019	11.10%
Annual Return 2020	7.34%